Supplement dated January 26, 2010 to the Summary Prospectus
of each Fund named below regarding
Changes in Fund Name

The Board of Directors/Trustees for each Fund listed below has approved a name change for the Fund and for the registered investment company (RIC) of which the Fund is a series.  The name changes will be implemented on or about February 16, 2010.   The current name and new name of each Fund and its RIC are listed in the table below.

Current RIC and Fund Name	New RIC and Fund Name to be implemented on or about February 16, 2010
MoneyMart Assets, Inc.	Prudential MoneyMart Assets, Inc.
Dryden California Municipal Fund California Income Series	Prudential Investment Portfolios 6 Prudential California Muni Income Fund
Dryden High Yield Fund, Inc.	Prudential High Yield Fund, Inc.
Dryden National Municipals Fund, Inc.	Prudential National Muni Fund, Inc.
Jennison Blend Fund, Inc.	Prudential Jennison Blend Fund, Inc.
Jennison Mid-Cap Growth Fund, Inc.	Prudential Jennison Mid-Cap Growth Fund, Inc.
JennisonDryden Portfolios Jennison Value Fund	Prudential Investment Portfolios 7 Prudential Jennison Value Fund
Dryden Index Series Fund Dryden Stock Index Fund	Prudential Investment Portfolios 8 Prudential Stock Index Fund
Prudential Investment Portfolios, Inc.
     Dryden Asset Allocation Fund
     Jennison Equity Opportunity Fund
     Jennison Growth Fund
     JennisonDryden Conservative Allocation Fund
     JennisonDryden Growth Allocation Fund
     JennisonDryden Moderate Allocation Fund

Prudential Investment Portfolios, Inc.
     Prudential Asset Allocation Fund
     Prudential Jennison Equity Opportunity Fund
     Prudential Jennison Growth Fund
     Prudential Conservative Allocation Fund
     Prudential Growth Allocation Fund
     Prudential Moderate Allocation Fund

Jennison Small Company Fund, Inc.	Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc. Dryden International Equity Fund Dryden International Value Fund	Prudential World Fund, Inc. Prudential International Equity Fund Prudential International Value Fund
Jennison Natural Resources Fund, Inc.	Prudential Jennison Natural Resources Fund, Inc.
Dryden Global Total Return Fund, Inc.	Prudential Global Total Return Fund, Inc.
Dryden Total Return Bond Fund, Inc.	Prudential Total Return Bond Fund, Inc.
Strategic Partners Style Specific Funds Jennison Conservative Growth Fund Dryden Small Cap Value Fund	Prudential Investment Portfolios 5 Prudential Jennison Conservative Growth Fund Prudential Small-Cap Value Fund

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